Six Circles Managed Equity Portfolio International Unconstrained Fund Investment Strategy - Six Circles Managed Equity Portfolio International Unconstrained Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings) in equity securities and other instruments with economic characteristics similar to equity securities. Equity securities include common stock, preferred stock and securities or other instruments whose price is linked to the value of common or preferred stock. The Fund primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or non-U.S. country. Non-U.S. companies can be companies where: (i) the relevant security is issued outside the United States; (ii) the principal trading market for the relevant security is outside the United States; (iii) the company is organized under the laws of a non-U.S. country; (iv) the company derives at least 50% of its revenues or profits from a non-U.S. country or has at least 50% of its total assets situated in a non-U.S. country; or (v) the company is a foreign government (or any political subdivision, agency, authority or instrumentality of such government). In addition to equity securities issued by companies in developed countries, which will be the Fund’s focus, the Fund may also invest in companies in emerging markets or developing countries, U.S. dollar-denominated securities issued by foreign entities, and American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”), including unsponsored ADRs or GDRs. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”) that own and/or manage properties. From time to time, the Fund may also use derivatives, including futures, forward contracts and swaps (including but not limited to total return swaps, some of which may be referred to as contracts for difference), to manage short-term liquidity and/or as substitutes for comparable market positions in the securities in the applicable Indexes (as defined below). For purposes of this 80% investment policy, the Fund will treat an investment in derivatives as an investment in the securities underlying such derivatives and will value such derivatives at market value. The Fund will provide shareholders with at least 60 days’ prior notice of any change to its 80% investment policy. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940, as amended. A non-diversified fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. The Fund will likely engage in active and frequent trading. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), primarily seeks to achieve the Fund’s investment objective by actively allocating and reallocating the Fund’s assets among equity securities (or other instruments with economic characteristics similar to equity securities) in various non-U.S. sectors or subsectors, or geographical regions (such as, by way of example only, companies in the European financial sector) that the Adviser believes provide attractive investment opportunities at that time. In doing so, the Adviser is not limited to any specific sectors and may choose to allocate and reallocate the Fund’s assets among any sectors or sub-sectors the Adviser chooses at the time. In order to implement its allocation decisions, the Adviser selects various publicly available equity indexes (such as an index of the European companies), or specific portions (sub-indexes) of such an index (such as the financial sector within the larger index) (together, the “Indexes”), that represent the sectors to which the Adviser desires to allocate the Fund’s assets. Generally, an Index will represent a certain industry, geographic region or other sector component of a publicly available non-U.S. equity index. Once the Adviser has selected the desired Indexes, it determines how much of the Fund’s assets to allocate or reallocate to each Index and instructs the Fund’s current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”), to invest the allocated assets in a manner that seeks to replicate the investment performance of the respective Indexes. We refer to an allocation of the Fund’s assets to a specific Index as an “indexed investment strategy.” As discussed in more detail below, BlackRock then seeks to manage each indexed investment strategy in a manner that will replicate the investment performance of the respective Index. The Adviser, depending on its investment views, may regularly allocate and reallocate the Fund’s assets among different or new indexed investment strategies and may cease allocating to existing indexed investment strategies. The Fund’s assets may be allocated to multiple indexed investment strategies at any time. In addition to allocating and reallocating the Fund’s assets among one or more indexed investment strategies, the Adviser may also select securities of specific individual companies for the Fund to purchase or sell on an ongoing basis and the amount of the Fund’s assets to allocate to such securities. We refer collectively to the securities selected by the Adviser in this manner as the “Custom International Equity Sleeve.” When the Adviser makes individual security selections in this manner for the Custom International Equity Sleeve, the securities will be publicly traded non-U.S. equity securities and the securities may represent a variety of non-U.S. sectors, sub-sectors, industries or geographical regions. These individual securities in the Custom International Equity Sleeve will be selected by the Adviser based on its investment analysis in order to assist with portfolio construction, risk management, liquidity considerations or a combination thereof. For example, the Adviser may determine to invest in a specific security within a broader Index, if it believes doing so would be preferable from an investment perspective to investing in all of the companies within that Index. In order to implement these individual security selections within the Custom International Equity Sleeve, the Adviser then directs the Sub-Adviser to invest a specified allocation of the Fund’s assets so as to replicate the investment performance of the identified securities within the Custom International Equity Sleeve. Currently, under normal market conditions, the Custom International Equity Sleeve is not expected to constitute more than 45% of the Fund’s total assets. The Adviser is not obligated to select individual securities or to maintain a Custom International Equity Sleeve and may allocate the Fund’s assets solely among indexed investment strategies. In allocating the assets of the Fund among indexed investment strategies, or selecting individual securities within the Custom International Equity Sleeve, the Adviser generally makes investment decisions based on a combination of financial analysis of individual companies, industries, sectors and geographies, such as financial modeling and individual company research. The Adviser also incorporates into its investment process macro-economic considerations, factors and trends, as well as analysis of risk, liquidity, potential for tracking error and other portfolio construction factors. The Adviser may, in its discretion, add to, delete from or modify the categories of indexed investment strategies employed by the Fund at any time or the securities within the Custom International Equity Sleeve, or add other investment strategies, including active strategies, managed by one or more sub-advisers at any time. As described in the box below, in making allocations among the indexed investment strategies and the Custom International Equity Sleeve, and/or in changing the categories of indexed investment strategies and other investment strategies employed by the Fund, the Adviser also expects to take into account the investment goals of the broader investment programs administered by the Adviser or its affiliates, for whose use the Fund is exclusively designed. As such, the Fund may perform differently from a similar fund that is managed without regard to such broader investment programs. BlackRock BlackRock, the Sub-Adviser, manages each individual indexed investment strategy (and the Custom International Equity Sleeve) to which the Adviser has allocated Fund assets with the goal of replicating the performance of the respective Index (and the individual securities within the Custom International Equity Sleeve). BlackRock also facilitates the transition among indexed investment strategies as directed by the Adviser. BlackRock seeks to manage each of the indexed investment strategies by replicating the Index fully when applicable or investing in a quantitatively selected portfolio of securities with characteristics expected to match the performance of the applicable Index, including through the use of derivatives such as futures, forwards and swaps (including but not limited to total return swaps, some of which may be referred to as contracts for difference). The securities selected for each indexed investment strategy are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the applicable Index. The Fund may or may not hold all of the securities in an applicable Index and BlackRock is free to use its discretion as to how best to replicate the performance of each applicable Index. General Information The Adviser may adjust allocations to the Sub-Adviser and any additional sub-adviser of the Fund at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Adviser or Sub-Advisers, or the portion of the Fund allocated to it or them, may change over time. Generally, except in the case of the Custom International Equity Sleeve, the Sub-Adviser is responsible for deciding which securities to purchase and sell for the Fund. Additionally, the Sub-Adviser is generally responsible for placing orders for the Fund’s transactions. However, the Adviser reserves the right to instruct the Sub-Adviser as needed on Fund transactions and manage a portion of the Fund’s portfolio directly, either by instructing the Sub-Adviser or otherwise, including without limitation, when it has high conviction views, for portfolio hedging, to adjust the Fund’s overall market exposure or to temporarily manage assets as a result of a Sub-Adviser’s resignation or removal.